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Michael A. Pignatella
Counsel
(860) 723-2239
Fax: (860) 723-2216
michael.pignatella@us.ing.com

December 27, 2006

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: Filing Desk

Re:	ReliaStar Life Insurance Company of New York and its Separate Account NY-B Registration Statement on Form N-4 Prospectus Title: ING Rollover ChoiceSM- NY File Nos.: 333-____________and 811-7935

Ladies and Gentlemen:

On behalf of ReliaStar Life Insurance Company of New York (the “Depositor”) and under the
Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940
Act”), we are submitting for filing a Registration Statement on Form N-4. This filing describes individual flexible premium, deferred combination fixed and variable annuity contracts to be offered as both non-qualified contracts and contracts issued under sections 408 and 403(b) of the
Internal Revenue Code. The contract offers two death benefit options and three living benefit riders, and will only be available in the State of New York. The contracts are funded through the
Depositor’s Separate Account NY-B (the “Separate Account”).

Fees
There is no fee required for this filing. The Depositor and the Separate Account, pursuant to Rule
24f-2 under the 1940 Act, have registered an indefinite amount of securities in connection with securities currently being offered through the Separate Account (Reg. SEC File No. 811-7935).

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation

Financial statements, opinion and consent of counsel, consent of independent auditors and any other necessary exhibits and information will be included in a pre-effective amendment to the
Registration Statement.

Should you have any questions, please call the undersigned at 860-723-2239 or Patricia Guerrera at 860-723-2805.

Sincerely,

/s/ Michael A. Pignatella

Michael A. Pignatella